Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information [Text Block]

17. Segment Information

The Company considers itself to operate in a single segment being copper and silver mining and related activities including exploration, development, mining, and processing. All revenues earned and mineral, property, plant and equipment are located in the United States. For all periods presented, all revenues and concentrate settlements receivable are from one customer pursuant to a concentrate sales agreement.